SUPPLEMENT TO THE PROSPECTUS
Prospectus dated August 1, 1997
Quantitative Group of Funds

The names of the following Funds have changed as indicated below:

Old Name                                               New Name

Quantitative Numeric Fund                     Quantitative Small Cap Fund
Quantitative Numeric II Fund                 Quantitative Mid Cap Fund
Quantita6tive Foreign Frontier Fund       Quantitative Emerging Markets
                                                                Fund

4/9/98